Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 229	$ 166
Adjustments to reconcile net income to net cash provided by (used by) operating activities:
Depreciation of premises and equipment	355	351
Amortization and accretion, net	234	308
Provision for loan losses	86	366
Deferred income taxes	118	(371)
ESOP expense	48	46
Stock option expense	92	96
Restricted stock award expense	136	140
Net gain on sale and call of securities		(457)
Net gain on sale of loans	(256)	(361)
Loans originated for resale	(13,599)	(16,872)
Proceeds from loans sold	12,212	17,311
(Increase) in interest receivable	(76)	(12)
(Increase) in other assets	(980)	(740)
(Decrease) in accrued interest payable	(211)	(171)
Increase (decrease) in other liabilities	(293)	261
Net cash provided by (used by) operating activities	(1,905)	61
Cash flows from investing activities:
Proceeds from sale and call of securities available for sale		18,499
Proceeds from sale of securities held to maturity		163
Purchases of securities available for sale	(34,432)	(44,896)
Principal repayments, calls and maturities on securities available for sale	31,018	28,857
Principal repayments on securities held to maturity		2
Net (increase) decrease in loans receivable	91	(10,313)
Additions to premises and equipment	(158)	(177)
Redemption (purchase) of FHLB stock	52	(18)
Net cash (used by) investing activities	(3,429)	(7,883)
Cash flows from financing activities:
Net increase in deposits	6,436	3,919
Repayment of long-term advances from Federal Home Loan Bank of N.Y.	(157)	(148)
Net (decrease) increase in payments by borrowers for taxes and insurance	(75)	181
Net cash provided by financing activities	6,204	3,952
Net increase (decrease) in cash and cash equivalents	870	(3,870)
Cash and cash equivalents-beginning	3,434	7,304
Cash and cash equivalents-ending	4,304	3,434
Supplemental information
Cash paid during the period for: Interest	3,878	3,935
Cash paid during the period for: Income taxes	$ 118	$ 26